GuidePath® Income Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 99.07%
	Exchange Traded Funds - 99.07%
79,030	iShares Core U.S. Aggregate Bond ETF (c)	$8,880,601
144,116	iShares Intermediate-Term Corporate Bond ETF (c)	8,355,846
114,030	iShares Preferred & Income Securities ETF	4,286,388
31,091	SPDR Bloomberg Barclays High Yield Bond ETF	3,405,708
144,486	VanEck Vectors Emerging Markets High Yield Bond ETF (a)	3,428,653
	Total Investment Companies (Cost $27,898,251)	28,357,196

	SHORT TERM INVESTMENTS - 1.32%
	Money Market Funds - 1.32%
	DWS Government Money Market Series - Institutional Shares
377,100	Effective Yield 1.55% (b)	377,100
	Total Short Term Investments (Cost $377,100)	377,100

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.58%
739,625	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	739,625
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $739,625)	739,625

	Total Investments (Cost $29,014,976) - 102.97%	29,473,921
	Liabilities in Excess of Other Assets - (2.97)%	(850,481)
	TOTAL NET ASSETS - 100.00%	$28,623,440

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.
(c)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.